Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST VI
Entity Central Index Key	0000863032
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000111485 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R6
Trading Symbol	MWEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Global Equity Fund (fund) provided a total return of 8.46%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.46%	9.16%	8.45%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,097,563,119
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 17,620,512	[1]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%

C000006616 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R4
Trading Symbol	MWELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Global Equity Fund (fund) provided a total return of 8.36%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.36%	9.06%	8.35%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,097,563,119
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 17,620,512	[2]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%

C000006624 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R3
Trading Symbol	MWEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$122	1.17%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Global Equity Fund (fund) provided a total return of 8.09%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.09%	8.78%	8.08%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,097,563,119
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 17,620,512	[3]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%

C000006623 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R2
Trading Symbol	MEQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$148	1.42%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Global Equity Fund (fund) provided a total return of 7.82%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.82%	8.51%	7.81%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,097,563,119
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 17,620,512	[4]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%

C000006621 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class R1
Trading Symbol	MWEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$199	1.92%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Global Equity Fund (fund) provided a total return of 7.29%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.29%	7.97%	7.27%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,097,563,119
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 17,620,512	[5]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%

C000006619 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class I
Trading Symbol	MWEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Global Equity Fund (fund) provided a total return of 8.35%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.35%	9.05%	8.35%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,097,563,119
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 17,620,512	[6]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%

C000006618 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class C
Trading Symbol	MWECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$199	1.92%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Global Equity Fund (fund) provided a total return of 7.27%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.27%	7.97%	7.27%
C with CDSC (1% for 12 months)×	6.34%	7.97%	7.27%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,097,563,119
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 17,620,512	[7]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%

C000006617 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class B
Trading Symbol	MWEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$199	1.92%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Global Equity Fund (fund) provided a total return of 7.28%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.28%	7.97%	7.27%
B with CDSC (declining over six years from 4% to 0%)×	3.52%	7.67%	7.27%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,097,563,119
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 17,620,512	[8]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%

C000006615 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Fund
Class Name	Class A
Trading Symbol	MWEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$122	1.17%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Global Equity Fund (fund) provided a total return of 8.10%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.10%	8.78%	8.08%
A with initial sales charge (5.75%)	1.88%	7.50%	7.44%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,097,563,119
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 17,620,512	[9]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%

C000006625 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class A
Trading Symbol	MFWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Global Total Return Fund (fund) provided a total return of 9.43%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.43%	6.80%	5.91%
A with initial sales charge (5.75%)	3.14%	5.54%	5.28%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,241,873,211
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 9,488,398	[10]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006627 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class B
Trading Symbol	MFWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$192	1.84%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Global Total Return Fund (fund) provided a total return of 8.55%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.55%	5.99%	5.11%
B with CDSC (declining over six years from 4% to 0%)×	4.55%	5.67%	5.11%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,241,873,211
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 9,488,398	[11]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006628 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class C
Trading Symbol	MFWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.84%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Global Total Return Fund (fund) provided a total return of 8.61%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.61%	5.99%	5.12%
C with CDSC (1% for 12 months)×	7.61%	5.99%	5.12%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,241,873,211
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 9,488,398	[12]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006629 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class I
Trading Symbol	MFWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Global Total Return Fund (fund) provided a total return of 9.68%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.68%	7.07%	6.17%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,241,873,211
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 9,488,398	[13]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006631 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R1
Trading Symbol	MFWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$192	1.84%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Global Total Return Fund (fund) provided a total return of 8.59%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.59%	6.00%	5.12%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,241,873,211
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 9,488,398	[14]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006633 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R2
Trading Symbol	MGBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$140	1.34%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Global Total Return Fund (fund) provided a total return of 9.18%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.18%	6.54%	5.65%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,241,873,211
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 9,488,398	[15]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006634 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R3
Trading Symbol	MFWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Global Total Return Fund (fund) provided a total return of 9.42%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.42%	6.79%	5.92%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,241,873,211
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 9,488,398	[16]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006626 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R4
Trading Symbol	MFWJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Global Total Return Fund (fund) provided a total return of 9.69%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.69%	7.06%	6.18%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,241,873,211
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 9,488,398	[17]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000111486 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TotalReturn Fund
Class Name	Class R6
Trading Symbol	MFWLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Global Total Return Fund (fund) provided a total return of 9.77%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	9.77%	7.15%	6.27%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,241,873,211
Holdings Count | Holding	786
Advisory Fees Paid, Amount	$ 9,488,398	[18]
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000070410 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R6
Trading Symbol	MMUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Utilities Fund (fund) provided a total return of 12.15%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	12.15%	10.27%	9.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,676,802,096
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,890,081	[19]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%

C000006636 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R4
Trading Symbol	MMUJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Utilities Fund (fund) provided a total return of 12.06%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.06%	10.17%	9.12%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,676,802,096
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,890,081	[20]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%

C000006644 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R3
Trading Symbol	MMUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Utilities Fund (fund) provided a total return of 11.76%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	11.76%	9.89%	8.85%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,676,802,096
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,890,081	[21]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%

C000006643 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R2
Trading Symbol	MURRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Utilities Fund (fund) provided a total return of 11.50%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	11.50%	9.62%	8.58%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,676,802,096
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,890,081	[22]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%

C000006641 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class R1
Trading Symbol	MMUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Utilities Fund (fund) provided a total return of 10.93%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	10.93%	9.07%	8.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,676,802,096
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,890,081	[23]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%

C000006639 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class I
Trading Symbol	MMUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Utilities Fund (fund) provided a total return of 12.05%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.05%	10.17%	9.12%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,676,802,096
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,890,081	[24]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%

C000006638 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class C
Trading Symbol	MMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Utilities Fund (fund) provided a total return of 10.92%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	10.92%	9.07%	8.03%
C with CDSC (1% for 12 months)×	9.92%	9.07%	8.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,676,802,096
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,890,081	[25]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%

C000006637 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class B
Trading Symbol	MMUBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Utilities Fund (fund) provided a total return of 10.95%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	10.95%	9.08%	8.04%
B with CDSC (declining over six years from 4% to 0%)×	6.95%	8.79%	8.04%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,676,802,096
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,890,081	[26]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%

C000006635 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Fund
Class Name	Class A
Trading Symbol	MMUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Utilities Fund (fund) provided a total return of 11.80%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	11.80%	9.89%	8.85%
A with initial sales charge (5.75%)	5.37%	8.60%	8.21%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,676,802,096
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 14,890,081	[27]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Includes the effect of any management fee waivers, if applicable.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Includes the effect of any management fee waivers, if applicable.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Includes the effect of any management fee waivers, if applicable.
[26]	Includes the effect of any management fee waivers, if applicable.
[27]	Includes the effect of any management fee waivers, if applicable.